Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	$ 184,988	$ 149,475
Series A and D Preferred shares dividend	8,027	8,020
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$ 176,961	$ 141,455
Weighted average number of shares
Basic (in shares)	461,818,023	382,323,434
Effect of dilutive securities (in shares)	4,227,595	3,662,714
Diluted (in shares)	466,045,618	385,986,148
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,169	$ 4,164
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 3,858	$ 3,856